Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	$ 333.2	$ 328.7
Unearned Premiums	2.2	2.3
Case Reserves	94.0	86.5
Incurred But Not Reported Reserves	7.0	7.0
Universal life and other products no longer offered
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.5
Unearned Premiums	0.0	0.0
Case Reserves	0.4	0.4
Incurred But Not Reported Reserves	0.0	0.0
Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	333.2	328.2
Unearned Premiums	2.2	2.3
Case Reserves	75.0	64.4
Incurred But Not Reported Reserves	6.8	6.8
Disposed and run-off businesses
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future Policy Benefits and Expenses	0.0	0.0
Unearned Premiums	0.0	0.0
Case Reserves	18.6	21.7
Incurred But Not Reported Reserves	$ 0.2	$ 0.2